Investments in Unconsolidated Entities	12 Months Ended
Dec. 31, 2014
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Entities
8.	Investments in Unconsolidated Entities

As of December 31, 2014, we held equity investments in six active real estate partnerships or limited liability companies. Our participation in these entities may be as a developer, a builder, or an investment partner. Our ownership percentage varies from 7% to 55%, depending on the investment, with no controlling interest held in any of these investments.

Investments Held

Our cumulative investment in entities accounted for on the equity method, including our share of earnings and losses, consisted of the following (in thousands):

	December 31,
	2014	2013
Limited partnerships and limited liability company interests	$13,710	$18,454
General partnership interests	3,095	2,469
Total	$16,805	$20,923

Unconsolidated Financial Information

Aggregated assets, liabilities and operating results of the entities we account for as equity-method investments are provided below. Because our ownership interest in these entities varies, a direct relationship does not exist between the information presented below and the amounts that are reflected on our consolidated balance sheets as our investment in unconsolidated entities or on our consolidated statement of operations as equity in (loss) income of unconsolidated entities.

Assets and liabilities of unconsolidated entities (in thousands):

	December 31,
	2014	2013
Assets
Cash	$17,154	$10,459
Receivables	9,550	9,443
Real estate inventories	95,500	254,505
Other assets	620	535
Total assets	$122,824	$274,942
Liabilities and equity
Accounts payable and other liabilities	$10,914	$76,248
Company's equity	16,805	20,923
Outside interests' equity	95,105	177,771
Total liabilities and equity	$122,824	$274,942

Results of operations from unconsolidated entities (in thousands):

	Year Ended December 31,
	2014	2013	2012
Net sales	$606	$6,271	$15,855
Other operating income (expense)	(4,290)	(7,521)	(12,244)
Other income (expense)	(2)	(18)	(220)
Net income (loss)	$(3,686)	$(1,268)	$3,391

Company's equity in (loss) income of unconsolidated entities	$(288)	$2	$2,490